                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08861

Morgan Stanley Value Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2003

Date of reporting period: September 30, 2003

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Value Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statement and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk. which is the possibility that the market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly you can lose money investing in this Fund.

Fund Report
For the year ended September 30, 2003

Total Return for the 12-months ended September 30, 2003

Class A	Class B	Class C	Class D
28.50%	27.49%	27.62%	28.84%

S&P 500 Index[1]	S&P 500/ Barra Value Index[2]	Lipper Multi- Cap Value Funds Index[3]
24.40%	26.58%	27.08%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Market Conditions

Early in the 12-month period ended September 30, 2003, the long-anticipated economic recovery appeared reluctant to surface. Despite interest rates at historically low levels, corporate earnings failed to rebound as quickly as had been expected. Uncertainty over the likelihood and timing of the potential war with Iraq only worsened investor sentiment in the first months of 2003. Investor confidence subsequently improved based on expectations of a swift U.S. victory in Iraq, encouraging economic data and reports of corporate earnings that exceeded expectations. These factors triggered a strong market rally, with defensive sectors and securities that had led during the bear market falling behind cyclical sectors as investors' expectations for the economy improved. The rally continued into the third quarter, though September saw the broad market decline amid concerns about earnings reports and the viability of the economic recovery.

Much of the recent data regarding economic activity in the U.S. has portrayed an economy that is strengthening and gathering positive momentum. Durable goods orders rose in July, led by the strongest demand for autos since January and gains in other sectors such as machinery orders. Fiscal and monetary policies remain stimulative, and a weaker dollar has provided a boost for exports. However, the University of Michigan's index of consumer sentiment weakened slightly during the third quarter amid concerns about the employment outlook and the ongoing conflict in Iraq.

Performance Analysis

The Fund outperformed its peer indexes for the period due to the strength of both its sector allocations and stock selection. Individual holdings in heavy industry, retail, consumer durables, and financial services were the strongest contributors to the Fund's performance during the period. The chief positive factor in terms of sectors was the Fund's overweighting in technology. Underweightings in the beverages and personal products and food and tobacco sectors also aided results, as did the Fund's overweighting in the retail group. On the negative side, overweightings in health care and heavy industry detracted from relative performance.

Portfolio strategy during the period continued to reflect a bias toward stocks with attractive valuations relative to their profitability and growth characteristics. We increased the Fund's exposure in drug stocks, where share prices had declined over concerns about the new product pipeline, generic drug competition, and company-specific product concerns. In our view, drug stock prices were unduly low given the underlying quality of the companies, which in general exhibited high returns and high free cash flow with relatively unleveraged balance sheets. We also focused on the retail sector during the period, based on our belief that many companies in that area were undervalued by a market that underestimated the strength of consumer spending. The Fund's retail stocks performed well as the market recovered and signs of economic improvement emerged.

TOP 10 HOLDINGS
Citigroup Inc.	3.6%
Bank of America Corp.	2.9
Tyco International Ltd.	2.9
Home Depot	2.8
Kroger Co.	2.6
Hartford Financial Svcs Grp Inc.	2.4
PNC Financial Services Group	2.4
Freddie Mac	2.3
Merrill Lynch & Co Inc.	2.1
Accenture Ltd.	2.0

TOP FIVE INDUSTRIES
Major Banks	8.5%
Industrial Conglomerates	6.4
Integrated Oil	5.2
Investment Banks/Brokers	4.9
Finance/Rental/Leasing	4.6

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

1.	The Fund normally invests at least 65 percent of its assets in common stock that the Fund's Sub-Advisor, Morgan Stanley Investments, LP, believes is undervalued and currently is not being recognized within the market place.

2.	In deciding which securities to buy, hold or sell, the Sub-Advisor begins with a universe of companies that have attributes that may qualify them as value companies. These companies are screened for liquidity and then relative value using an appropriate valuation measure for each sector or industry.

3.	Companies are then evaluated relative to competitive and market conditions within each industry. A fundamental analysis of each company is conducted to identify those companies believed to be attractively valued relative to other companies within the industry.

Annual Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 am to 8:00 pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policies and Procedures

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Performance Summary

Performance of a $10,000 Investment

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

Average Annual Total Returns — Period Ended September 30, 2003

	Class A Shares* (since 11/25/98)		Class B Shares** (since 11/25/98)		Class C Shares† (since 11/25/98)		Class D Shares†† (since 11/25/98)
Symbol	VLUAX		VLUBX		VLUCX		VLUDX
1 Year	28.50%	[4]	27.49%	[4]	27.62%	[4]	28.84%	[4]
	21.75	[5]	22.49	[5]	26.62	[5]	—
Since Inception	0.23	[4]	(0.53)	[4]	(0.51)	[4]	0.50	[4]
	(0.88)	[5]	(0.94)	[5]	(0.51)	[5]	—

Notes on Performance

(1)	The Standard and Poor's 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The S&P 500 / Barra Value Index is a market capitalization-weighted index of the stocks in the S&P 500 Index having lower price-to-book ratios. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(3)	The Lipper Multi-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(4)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(5)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
‡	Closing value assuming a complete redemption on September 30, 2003.

Morgan Stanley Value Fund

Portfolio of Investments September 30, 2003

NUMBER OF SHARES		VALUE
	Common Stocks (95.1%)
	Aerospace & Defense (0.7%)
29,200	Northrop Grumman Corp.	$2,517,624
	Apparel/Footwear (1.7%)
145,600	Liz Claiborne, Inc.	4,957,680
40,700	V.F. Corp.	1,583,637
		6,541,317
	Auto Parts: O.E.M. (2.3%)
138,300	Delphi Corp.	1,251,615
85,700	Eaton Corp.	7,594,734
		8,846,349
	Building Products (0.4%)
56,000	Masco Corp.	1,370,880
	Chemicals: Major Diversified (4.4%)
75,900	Dow Chemical Co. (The)	2,469,786
113,800	Du Pont (E.I.) de Nemours & Co.	4,553,138
184,200	Engelhard Corp.	5,096,814
143,400	Rohm & Haas Co.	4,796,730
		16,916,468
	Chemicals: Specialty (1.4%)
118,900	Air Products & Chemicals, Inc.	5,362,390
	Computer Processing Hardware (1.9%)
387,900	Hewlett-Packard Co.	7,509,744
	Data Processing Services (0.9%)
90,700	Computer Sciences Corp.*	3,407,599
	Electric Utilities (3.6%)
60,200	Cinergy Corp.	2,209,340
61,200	Exelon Corp.	3,886,200
237,600	FirstEnergy Corp.	7,579,440
		13,674,980
	Electrical Products (0.7%)
59,000	Cooper Industries Ltd. (Class A)	2,833,770
	Electronics/Appliance Stores (1.4%)
114,100	Best Buy Co., Inc.*	5,422,032
	Electronics/Appliances (1.8%)
103,500	Whirlpool Corp.	7,014,195
	Finance/Rental/Leasing (4.6%)
154,900	CIT Group, Inc.	$4,454,924
167,700	Freddie Mac	8,779,095
190,100	MBNA Corp.	4,334,280
		17,568,299
	Financial Conglomerates (3.8%)
303,200	Citigroup Inc.	13,798,632
25,600	Prudential Financial, Inc.	956,416
		14,755,048
	Food Retail (2.6%)
551,900	Kroger Co.*	9,862,453
	Food: Major Diversified (0.5%)
35,700	Unilever N.V. (NY Registered Shares) (Netherlands)	2,112,726
	Forest Products (0.9%)
59,600	Weyerhaeuser Co.	3,483,620
	Gas Distributors (0.4%)
79,200	NiSource Inc.	1,582,416
	Home Improvement Chains (2.8%)
337,500	Home Depot, Inc. (The)	10,749,375
	Industrial Conglomerates (6.4%)
169,200	Honeywell International, Inc.	4,458,420
74,000	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	3,954,560
536,800	Tyco International Ltd. (Bermuda)	10,966,824
67,600	United Technologies Corp.	5,224,128
		24,603,932
	Industrial Machinery (1.5%)
129,500	Parker-Hannifin Corp.	5,788,650
	Industrial Specialties (0.4%)
31,900	PPG Industries, Inc.	1,665,818
	Information Technology Services (2.9%)
340,900	Accenture Ltd. (Class A) (Bermuda)*	7,615,706
185,200	Amdocs Ltd.*	3,481,760
		11,097,466

See Notes to Financial Statements

Morgan Stanley Value Fund

Portfolio of Investments September 30, 2003 continued

NUMBER OF SHARES		VALUE
	Integrated Oil (5.2%)
103,400	BP PLC (ADR) (United Kingdom)	$4,353,140
33,400	ChevronTexaco Corp.	2,386,430
138,000	Exxon Mobil Corp.	5,050,800
110,100	Royal Dutch Petroleum Co. (NY Registered Shares) (Netherlands)	4,866,420
45,900	Total SA (ADR) (France)	3,479,220
		20,136,010
	Internet Software/Services (0.9%)
198,900	Check Point Software Technologies Ltd. (Israel)*	3,341,520
	Investment Banks/Brokers (4.9%)
79,100	Goldman Sachs Group, Inc. (The)	6,636,490
56,900	Lehman Brothers Holdings, Inc.	3,930,652
153,600	Merrill Lynch & Co., Inc.	8,222,208
		18,789,350
	Major Banks (8.5%)
143,100	Bank of America Corp.	11,167,524
151,900	Comerica, Inc.	7,078,540
191,600	PNC Financial Services Group	9,116,328
130,700	Wachovia Corp.	5,383,533
		32,745,925
	Major Telecommunications (3.6%)
80,200	BellSouth Corp.	1,899,136
285,300	SBC Communications, Inc.	6,347,925
175,200	Verizon Communications Inc.	5,683,488
		13,930,549
	Managed Health Care (0.6%)
34,500	Anthem, Inc.*	2,460,885
	Multi-Line Insurance (2.4%)
177,800	Hartford Financial Services Group, Inc. (The)	9,357,614
	Oil & Gas Production (0.6%)
63,500	Occidental Petroleum Corp.	2,237,105
	Other Consumer Specialties (1.1%)
71,900	Fortune Brands, Inc.	4,080,325
	Packaged Software (0.9%)
254,700	BMC Software, Inc.*	$3,547,971
	Pharmaceuticals: Major (4.3%)
169,500	Bristol-Myers Squibb Co.	4,349,370
103,400	Merck & Co., Inc.	5,234,108
110,300	Pfizer Inc.	3,350,914
79,600	Wyeth, Inc.	3,669,560
		16,603,952
	Property – Casualty Insurers (3.8%)
115,200	Allstate Corp. (The)	4,208,256
67,600	Erie Indemnity Co. (Class A)	2,629,640
127,300	St. Paul Companies, Inc . (The)	4,713,919
185,700	Travelers Property Casualty Corp. (Class A)	2,948,916
7,600	Travelers Property Casualty Corp. (Class B)	120,688
		14,621,419
	Pulp & Paper (0.8%)
79,800	International Paper Co.	3,113,796
	Regional Banks (1.4%)
218,100	U.S. Bancorp	5,232,219
	Savings Banks (0.7%)
65,300	Washington Mutual, Inc.	2,570,861
	Specialty Insurance (1.0%)
72,100	MGIC Investment Corp.	3,754,247
	Telecommunication Equipment (0.8%)
209,700	Nokia Corp. (ADR) (Finland)	3,271,320
	Tobacco (1.9%)
162,700	Altria Group, Inc.	7,126,260
	Tools/Hardware (2.4%)
93,000	Black & Decker Corp. (The)	3,771,150
188,900	Stanley Works (The)	5,576,328
		9,347,478
	Trucks/Construction/Farm Machinery (1.3%)
132,300	Navistar International Corp.*	4,932,144
	Total Common Stocks (Cost $335,272,589)	365,888,101

See Notes to Financial Statements

Morgan Stanley Value Fund

Portfolio of Investments September 30, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investment (6.0%) Repurchase Agreement
$22,963	Joint repurchase agreement account 1.085% due 10/01/03 (dated 09/30/03; proceeds $22,963,692) (a) (Cost $22,963,000)	$22,963,000

Total Investments (Cost $358,235,589) (b)	101.1%	388,851,101
Liabilities in Excess of Other Assets	(1.1)	(4,122,220)
Net Assets	100.0%	$384,728,881

ADR	American Depository Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	The aggregate cost for federal income tax purposes is $361,406,912. The aggregate gross unrealized appreciation is $39,301,830 and the aggregate gross unrealized depreciation is $11,857,641, resulting in net unrealized appreciation of $27,444,189.

See Notes to Financial Statements

Morgan Stanley Value Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2003

Assets:
Investments in securities, at value (cost $358,235,589)	$388,851,101
Cash	11,169
Receivable for:
Shares of beneficial interest sold	827,349
Dividends	555,525
Investments sold	82,841
Prepaid expenses and other assets	151,396
Total Assets	390,479,381
Liabilities:
Payable for:
Investments purchased	4,817,935
Investment management fee	341,633
Distribution fee	298,379
Shares of beneficial interest redeemed	218,606
Accrued expenses and other payables	73,947
Total Liabilities	5,750,500
Net Assets	$384,728,881
Composition of Net Assets:
Paid-in-capital	$487,507,270
Net unrealized appreciation	30,615,512
Undistributed net investment income	501,994
Accumulated net realized loss	(133,895,895)
Net Assets	$384,728,881
Class A Shares:
Net Assets	$12,971,663
Shares Outstanding (unlimited authorized, $.01 par value)	1,284,833
Net Asset Value Per Share	$10.10
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$10.66
Class B Shares:
Net Assets	$304,485,941
Shares Outstanding (unlimited authorized, $.01 par value)	31,259,815
Net Asset Value Per Share	$9.74
Class C Shares:
Net Assets	$22,067,625
Shares Outstanding (unlimited authorized, $.01 par value)	2,263,702
Net Asset Value Per Share	$9.75
Class D Shares:
Net Assets	$45,203,652
Shares Outstanding (unlimited authorized, $.01 par value)	4,418,747
Net Asset Value Per Share	$10.23

See Notes to Financial Statements

Morgan Stanley Value Fund

Financial Statements continued

Statement of Operations

For the year ended September 30, 2003

Net Investment Income:
Income
Dividends (net of $99,074 foreign withholding tax)	$8,654,242
Interest	43,471
Total Income	8,697,713
Expenses
Investment management fee	3,764,280
Distribution fee (Class A shares)	29,805
Distribution fee (Class B shares)	3,150,519
Distribution fee (Class C shares)	199,880
Transfer agent fees and expenses	765,914
Shareholder reports and notices	86,710
Registration fees	67,090
Professional fees	61,903
Custodian fees	44,584
Trustees' fees and expenses	13,114
Other	11,920
Total Expenses	8,195,719
Net Investment Income	501,994
Net Realized and Unrealized Gain (Loss):
Net realized loss	(54,026,956)
Net change in unrealized depreciation	143,646,172
Net Gain	89,619,216
Net Increase	$90,121,210

See Notes to Financial Statements

Morgan Stanley Value Fund

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE YEAR ENDED SEPTEMBER 30, 2003	FOR THE YEAR ENDED SEPTEMBER 30, 2002
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$501,994	$(1,869,774)
Net realized loss	(54,026,956)	(74,068,413)
Net change in unrealized depreciation	143,646,172	(83,786,362)
Net Increase (Decrease)	90,121,210	(159,724,549)
Net increase (decrease) from transactions in shares of beneficial interest	(85,109,647)	391,751
Net Increase (Decrease)	5,011,563	(159,332,798)
Net Assets:
Beginning of period	379,717,318	539,050,116
End of Period (Including undistributed net investment income of $501,994 and $0, respectively)	$384,728,881	$379,717,318

See Notes to Financial Statements

Morgan Stanley Value Fund

Notes to Financial Statements September 30, 2003

1.   Organization and Accounting Policies

Morgan Stanley Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is total return. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 65% of the value of its total assets in common stocks and other equity securities that are believed to be relatively undervalued based primarily on price/earnings ratios, as well as on various other value measures. The Fund was organized as a Massachusetts business trust on June 9, 1998 and commenced operations on November 25, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") or Morgan Stanley Investments, LP (the "Sub-Advisor"), an affiliate of the Investment Manager, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Value Fund

Notes to Financial Statements September 30, 2003 continued

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management and Sub-Advisory Agreements

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 1.0% to the portion of the daily net assets not exceeding $1 billion and 0.90% to the portion of daily net assets exceeding $1 billion.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager paid the Sub-Advisor compensation of $1,505,712 for the year ended September 30, 2003.

Morgan Stanley Value Fund

Notes to Financial Statements September 30, 2003 continued

On October 23, 2003, the Board of Trustees of the Fund determined to terminate the Sub-Advisory Agreement. Therefore, effective on or about November 28, 2003, the Investment Manager will assume direct responsibility for investment of the Fund's portfolio.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – 1.0% of the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $11,987,042 at September 30, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended September 30, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.93%, respectively.

The Distributor has informed the Fund that for the year ended September 30, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $848,953 and $2,887, respectively and received $24,630 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2003, aggregated $226,385,348 and $325,791,534, respectively.

Morgan Stanley Value Fund

Notes to Financial Statements September 30, 2003 continued

For the year ended September 30, 2003, the Fund incurred brokerage commissions of $28,415 with Morgan Stanley & Co., Inc. an affiliate of the Investment Manager, Sub-Advisor and Distributor, for portfolio transactions executed on behalf of the Fund.

At September 30, 2003, Morgan Stanley Fund of Funds—Domestic Portfolio, an affiliate of the Investment Manager, Sub-Advisor and Distributor, held 228,639 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent. At September 30, 2003, the Fund had transfer agent fees and expenses payable of approximately $5,300.

5.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED SEPTEMBER 30, 2003		FOR THE YEAR ENDED SEPTEMBER 30, 2002
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	308,540	$2,929,165	927,428	$9,925,886
Redeemed	(474,268)	(4,254,385)	(1,930,093)	(19,295,909)
Net decrease – Class A	(165,728)	(1,325,220)	(1,002,665)	(9,370,023)
CLASS B SHARES
Sold	4,118,775	36,654,680	15,717,905	169,986,012
Redeemed	(14,922,539)	(129,126,549)	(18,401,344)	(185,380,433)
Net decrease – Class B	(10,803,764)	(92,471,869)	(2,683,439)	(15,394,421)
CLASS C SHARES
Sold	284,382	2,519,286	1,181,032	12,823,684
Redeemed	(860,425)	(7,283,192)	(1,012,213)	(10,299,520)
Net increase (decrease) – Class C	(576,043)	(4,763,906)	168,819	2,524,164
CLASS D SHARES
Sold	2,488,656	24,309,579	3,148,013	35,488,868
Redeemed	(1,271,868)	(10,858,231)	(1,233,894)	(12,856,837)
Net increase – Class D	1,216,788	13,451,348	1,914,119	22,632,031
Net increase (decrease) in Fund	(10,328,747)	$(85,109,647)	(1,603,166)	$391,751

Morgan Stanley Value Fund

Notes to Financial Statements September 30, 2003 continued

6.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2003, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income	$501,994
Undistributed long-term gains	—
Net accumulated earnings	501,994
Capital loss carryforward*	(97,181,120)
Post-October losses	(33,543,452)
Net unrealized appreciation	27,444,189
Total accumulated losses	$(102,778,389)

*    As of September 30, 2003, the Fund had a net capital loss carryforward of $97,181,120 of which $423,788 will expire on September 30, 2008, $1,571,663 will expire on September 30, 2009, $5,788,690 will expire on September 30, 2010, and $89,396,979 will expire on September 30, 2011 to offset future capital gains to the extent provided by regulations.

As of September 30, 2003, the Fund had temporary book/tax differences attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales.

Morgan Stanley Value Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED SEPTEMBER 30,				FOR THE PERIOD NOVEMBER 25, 1998* THROUGH SEPTEMBER 30, 1999
	2003	2002	2001	2000
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.86	$10.74	$10.33	$9.30	$10.00
Income (loss) from investment operations:
Net investment income‡	0.07	0.04	0.06	0.05	0.05
Net realized and unrealized gain (loss)	2.17	(2.92)	0.35	0.98	(0.74)
Total income (loss) from investment operations	2.24	(2.88)	0.41	1.03	(0.69)
Less dividends in excess of net investment income	—	—	—	—	(0.01)
Net asset value, end of period	$10.10	$7.86	$10.74	$10.33	$9.30
Total Return†	28.50%	(26.82)%	3.97%	11.08%	(6.88)	% (1)
Ratios to Average Net Assets(3):
Expenses	1.53%	1.42%	1.45%	1.58%	1.59	%(2)
Net investment income	0.78%	0.36%	0.50%	0.51%	0.54	%(2)
Supplemental Data:
Net assets, end of period, in thousands	$12,972	$11,396	$26,350	$7,335	$5,779
Portfolio turnover rate	61%	56%	45%	158%	52	%(1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Value Fund

Financial Highlights continued

	FOR THE YEAR ENDED SEPTEMBER 30,				FOR THE PERIOD NOVEMBER 25, 1998* THROUGH SEPTEMBER 30, 1999
	2003	2002	2001	2000
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.64	$10.52	$10.20	$9.25	$10.00
Income (loss) from investment operations:
Net investment income (loss)‡	0.00	(0.04)	(0.03)	(0.02)	(0.02)
Net realized and unrealized gain (loss)	2.10	(2.84)	0.35	0.97	(0.72)
Total income (loss) from investment operations	2.10	(2.88)	0.32	0.95	(0.74)
Less dividends in excess of net investment income.	—	—	—	—	(0.01)
Net asset value, end of period	$9.74	$7.64	$10.52	$10.20	$9.25
Total Return†	27.49%	(27.38)%	3.14%	10.27%	(7.45)	% (1)
Ratios to Average Net Assets(3):
Expenses	2.28%	2.18%	2.21%	2.34%	2.34	%(2)
Net investment income (loss)	0.03%	(0.40)%	(0.26)%	(0.25)%	(0.21)	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$304,486	$321,210	$470,659	$115,873	$122,040
Portfolio turnover rate	61%	56%	45%	158%	52	%(1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Value Fund

Financial Highlights continued

	FOR THE YEAR ENDED SEPTEMBER 30,				FOR THE PERIOD NOVEMBER 25, 1998* THROUGH SEPTEMBER 30, 1999
	2003	2002	2001	2000
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.64	$10.52	$10.20	$9.26	$10.00
Income (loss) from investment operations:
Net investment income (loss)‡	0.01	(0.04)	(0.03)	(0.02)	(0.01)
Net realized and unrealized gain (loss)	2.10	(2.84)	0.35	0.96	(0.72)
Total income (loss) from investment operations	2.11	(2.88)	0.32	0.94	(0.73)
Less dividends in excess of net investment income	—	—	—	—	(0.01)
Net asset value, end of period	$9.75	$7.64	$10.52	$10.20	$9.26
Total Return†	27.62%	(27.38)%	3.14%	10.15%	(7.35)	% (1)
Ratios to Average Net Assets(3):
Expenses	2.21%	2.18%	2.21%	2.34%	2.21	%(2)
Net investment income (loss)	0.10%	(0.40)%	(0.26)%	(0.25)%	(0.08)	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$22,068	$21,688	$28,097	$6,349	$6,263
Portfolio turnover rate	61%	56%	45%	158%	52	%(1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Value Fund

Financial Highlights continued

	FOR THE YEAR ENDED SEPTEMBER 30,				FOR THE PERIOD NOVEMBER 25, 1998* THROUGH SEPTEMBER 30, 1999
	2003	2002	2001	2000
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.94	$10.83	$10.39	$9.32	$10.00
Income (loss) from investment operations:
Net investment income‡	0.09	0.06	0.09	0.07	0.06
Net realized and unrealized gain (loss)	2.20	(2.95)	0.35	1.00	(0.72)
Total income (loss) from investment operations	2.29	(2.89)	0.44	1.07	(0.66)
Less dividends in excess of net investment income	—	—	—	—	(0.02)
Net asset value, end of period	$10.23	$7.94	$10.83	$10.39	$9.32
Total Return†	28.84%	(26.69)%	4.23%	11.48%	(6.65)	% (1)
Ratios to Average Net Assets(3):
Expenses	1.28%	1.18%	1.21%	1.34%	1.34	%(2)
Net investment income	1.03%	0.60%	0.74%	0.75%	0.79	%(2)
Supplemental Data:
Net assets, end of period, in thousands	$45,204	$25,424	$13,944	$4,156	$66
Portfolio turnover rate	61%	56%	45%	158%	52	%(1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Value Fund

Independent Auditors' Report

To the Shareholders and Board of Trustees of
Morgan Stanley Value Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Value Fund (the "Fund"), including the portfolio of investments, as of September 30, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Value Fund as of September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
November 19, 2003

Morgan Stanley Value Fund

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Michael Bozic (62) c/o Mayer, Brown, Rowe & Maw LLP Counsel to the Independent Directors 1675 Broadway New York, NY	Trustee	Since April 1994	Retired; Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	216	Director of Weirton Steel Corporation.
Edwin J. Garn (70) c/o Summit Ventures LLC 1 Utah Center 201 S. Main Street Salt Lake City, UT	Trustee	Since January 1993	Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp.; formerly United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	216	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (69) c/o Mayer, Brown, Rowe & Maw LLP Counsel to the Independent Directors 1675 Broadway New York, NY	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	216	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley Value Fund

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (54) c/o Johnson Smick International, Inc. 2099 Pennsylvania Avenue, N.W. Suite 950 Washington, D.C.	Trustee	Since July 1991	Chairman of the Audit Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 1991) and the Institutional Funds (since July 2003); Senior Partner, Johnson Smick International, Inc., a consulting firm; Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	216	Director of NVR, Inc. (home construction); Chairman and Trustee of the Financial Accounting Foundation (oversight organization of the Financial Accounting Standards Board); Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (61) PMB754 23852 Pacific Coast Highway Malibu, CA	Trustee	Since July 2003	Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); President, Kearns & Associates LLC (investment consulting); formerly CFO of the J. Paul Getty Trust.	217	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael E. Nugent (67) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY	Trustee	Since July 1991	Chairman of the Insurance Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 1991) and the Institutional Funds (since July 2001); General Partner of Triumph Capital, L.P., a private investment partnership; formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	216	Director of various business organizations.
Fergus Reid (71) 85 Charles Colman Blvd. Pawling, NY	Trustee	Since July 2003	Chairman of the Governance Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 2003) and the Institutional Funds (since June 1992); Chairman of Lumelite Plastics Corporation.	217	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Morgan Stanley Value Fund

Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Charles A. Fiumefreddo (70) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Chairman of the Board and Trustee	Since July 1991	Chairman and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds and the TCW/DW Term Trust 2003 (until September 2002).	216	None
James F. Higgins (55) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Trustee	Since June 2000	Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of the Distributor and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	216	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).
Philip J. Purcell (60) 1585 Broadway New York, NY	Trustee	Since April 1994	Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since April 1994) and the Institutional Funds (since July 2003); Chairman of the Board of Directors and Chief Executive Officer of Morgan Stanley and Morgan Stanley DW Inc.; Director of the Distributor; Chairman of the Board of Directors and Chief Executive Officer of Novus Credit Services Inc.; Director and/or officer of various Morgan Stanley subsidiaries.	216	Director of American Airlines, Inc. and its parent company, AMR Corporation.

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") (the "Retail Funds").
**	The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
***	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP).

Morgan Stanley Value Fund

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Mitchell M. Merin (50) 1221 Avenue of the Americas New York, NY	President	Since May 1999	President and Chief Operating Officer of Morgan Stanley Investment Management Inc.; President, Director and Chief Executive Officer of the Investment Manager and Morgan Stanley Services; Chairman, Chief Executive Officer and Director of the Distributor; Chairman and Director of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President Morgan Stanley Investments LP (since February 2003); President of the Institutional Funds (since July 2003) and President of the Retail Funds and TCW/DW Term Trust 2003 (since May 1999); Trustee (since July 2003) and President (since December 2002) of the Van Kampen Closed-End Funds; Trustee (since May 1999) and President (since October 2002) of the Van Kampen Open-End Funds.
Ronald E. Robison (64) 1221 Avenue of the Americas New York, NY	Executive Vice President and Principal Executive Officer	Since April 2003	Chief Global Operations Officer and Managing Director of Morgan Stanley Investment Management Inc.; Managing Director of Morgan Stanley & Co. Incorporated; Managing Director of Morgan Stanley; Managing Director, Chief Administrative Officer and Director of the Investment Manager and Morgan Stanley Services; Chief Executive Officer and Director of the Transfer Agent; Executive Vice President and Principal Executive Officer of the Institutional Funds (since July 2003); and the TCW/DW Term Trust 2003 (since April 2003); previously President of the Institutional Funds (March 2001-July 2003) and Director of the Institutional Funds (March 2001-July 2003).
Barry Fink (48) 1221 Avenue of the Americas New York, NY	Vice President and General Counsel	Since February 1997	General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of the Investment Manager and Morgan Stanley Services; Assistant Secretary of Morgan Stanley DW; Chief Legal Officer of Morgan Stanley Investments LP (since July 2002); Vice President of the Institutional Funds (since July 2003); Vice President and Secretary of the Distributor; previously Secretary of the Retail Funds (February 1997-July 2003); previously Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services (February 1997-December 2001).
Joseph J. McAlinden (60) 1221 Avenue of the Americas New York, NY	Vice President	Since July 1995	Managing Director and Chief Investment Officer of the Investment Manager, Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP; Director of the Transfer Agent, Chief Investment Officer of the Van Kampen Funds; Vice President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).
Stefanie V. Chang (36) 1221 Avenue of the Americas New York, NY	Vice President	Since July 2003	Executive Director of Morgan Stanley & Co. and Morgan Stanley Investment Management Inc. and Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance LLP).

Morgan Stanley Value Fund

Trustee and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Francis J. Smith (38) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Manager and Morgan Stanley Services (since December 2001); previously Vice President of the Retail Funds (September 2002-July 2003); previously Vice President of the Investment Manager and Morgan Stanley Services (August 2000-November 2001) and Senior Manager at PricewaterhouseCoopers LLP (January 1998-August 2000).
Thomas F. Caloia (57) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Vice President	Since July 2003	Executive Director (since December 2002) and Assistant Treasurer of the Investment Manager, the Distributor and Morgan Stanley Services; previously Treasurer of the Retail Funds (April 1989-July 2003); formerly First Vice President of the Investment Manager, the Distributor and Morgan Stanley Services.

Mary E. Mullin (36) 1221 Avenue of the Americas New York, NY	Secretary	Since July 2003	Vice President of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc.; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*	This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

(This page has been left blank intentionally.)

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Sub-Advisor

Morgan Stanley Investments LP
One Tower Bridge
West Conshohocken, Pennsylvania 19428

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2003 Morgan Stanley

36045RPT-00-12729J03-AP-10/03	MORGAN STANLEY FUNDS
Morgan Stanley Value Fund Annual Report September 30, 2003

Item 2.  Code of Ethics.

(a)      The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c)  The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto

(d)  The Fund has granted a waiver or an implicit waiver from a provision of its
Code of Ethics.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                       2

Item 10 Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 4 - 8  are not applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Value Fund
Ronald E. Robison
Principal Executive Officer
November 19, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
November 19, 2003

Francis Smith
Principal Financial Officer
November 19, 2003

                                       3

                                                                    EXHIBIT 10 A

      CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS
                              ADOPTED JULY 31, 2003

I.   This Code of Ethics (the "Code") for the investment companies within the
     Morgan Stanley complex identified in Exhibit A (collectively, "Funds" and each, a "Fund") applies to each Fund's Principal Executive Officer,
     President, Principal Financial Officer and Treasurer (or persons performing similar functions) ("Covered Officers" each of whom are set forth in
     Exhibit B) for the purpose of promoting:

     o    honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

     o    full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

     o    compliance with applicable laws and governmental rules and regulations;

     o    prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

     o    accountability for adherence to the Code.

     Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.  COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS OF
     INTEREST

                                       4

     OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

     Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and
the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example,
Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as "affiliated persons" (as defined in the Investment Company Act)
of the Fund. The Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this
Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

     Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

     Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the
Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

     Each Covered Officer must not:

     o    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly) to the detriment of the Fund;

                                       5

     o    cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

     o    use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

     Each Covered Officer must, at the time of signing this Code, report to the
General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

     Conflict of interest situations should always be approved by the General
Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

     o    service or significant business relationships as a director on the board of any public or private company;

     o    accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

     o    any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

     o    a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III.      DISCLOSURE AND COMPLIANCE

     o    Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the
          Funds;

     o    each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the

                                       6

          Fund, including to the Fund's Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

     o    each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the
          Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

     o    it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.       REPORTING AND ACCOUNTABILITY

          Each Covered Officer must:

     o    upon adoption of the Code (thereafter as applicable, upon becoming a
          Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

     o    annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

     o    not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

     o    notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this
          Code.

     The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(1) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

     The Funds will follow these procedures in investigating and enforcing this
Code:

     o    the General Counsel will take all appropriate action to investigate any potential violations reported to him;

--------------
(1) Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       7

     o    if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

     o    any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

     o    if the directors/trustees/managing general partners who are not
          "interested persons" as defined by the Investment Company Act (the
          "Independent Directors/Trustees/Managing General Partners") of the
          relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

     o    the Independent Directors/Trustees/Managing General Partners of the
          relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

     o    any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.   OTHER POLICIES AND PROCEDURES

     This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.  AMENDMENTS

     Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each
Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII. CONFIDENTIALITY

                                       8

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent
Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       9

VIII. INTERNAL USE

     The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

__________________________

Date:_____________________

                                       10

                                    EXHIBIT B

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                                       11

                                    EXHIBIT C

                                 GENERAL COUNSEL

                                   Barry Fink

                                       12

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

               1.   I have reviewed this report on Form N-CSR of Morgan Stanley
                    Value Fund;

               2.   Based on my knowledge, this report does not contain any
                    untrue statement of a material fact or omit to state a
                    material fact necessary to make the statements made, in
                    light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

               3.   Based on my knowledge, the financial statements, and other financial information included in this report, fairly
                    present in all material respects the financial condition,
                    results of operations, changes in net assets, and cash flows
                    (if the financial statements are required to include a
                    statement of cash flows) of the registrant as of, and for, the periods presented in this report;

               4.   The registrant's other certifying officers and I are
                    responsible for establishing and maintaining disclosure
                    controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

               a)   designed such disclosure controls and procedures to ensure that material information relating to the registrant,
                    including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the
                    period in which this report is being prepared;

               b)   evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

               c)   presented in this report our conclusions about the
                    effectiveness of the disclosure controls and procedures
                    based on our evaluation as of the Evaluation Date;

               5.   The registrant's other certifying officers and I have
                    disclosed, based on our most recent evaluation, to the
                    registrant's auditors and the audit committee of the
                    registrant's board of directors (or persons performing the equivalent functions):

                                       13

               a)   all significant deficiencies in the design or operation of internal controls which could adversely affect the
                    registrant's ability to record, process, summarize, and
                    report financial data and have identified for the
                    registrant's auditors any material weaknesses in internal
                    controls; and

               b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the
                    registrant's internal controls; and

               6.   The registrant's other certifying officers and I have
                    indicated in this report whether or not there were
                    significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any
                    corrective actions with regard to significant deficiencies and material weaknesses.

               Date: November 19, 2003

                                            Ronald E. Robison
                                            Principal Executive Officer

                                       14

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

               1.   I have reviewed this report on Form N-CSR of Morgan Stanley
                    Value Fund;

               2.   Based on my knowledge, this report does not contain any
                    untrue statement of a material fact or omit to state a
                    material fact necessary to make the statements made, in
                    light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

               3.   Based on my knowledge, the financial statements, and other financial information included in this report, fairly
                    present in all material respects the financial condition,
                    results of operations, changes in net assets, and cash flows
                    (if the financial statements are required to include a
                    statement of cash flows) of the registrant as of, and for, the periods presented in this report;

               4.   The registrant's other certifying officers and I are
                    responsible for establishing and maintaining disclosure
                    controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

               (i)   designed such disclosure controls and procedures to
                     ensure that material information relating to the
                     registrant, including its consolidated subsidiaries, is
                     made known to us by others within those entities,
                     particularly during the period in which this report is
                     being prepared;

               (ii)  evaluated the effectiveness of the registrant's
                     disclosure controls and procedures as of a date within
                     90 days prior to the filing date of this report (the
                     "Evaluation Date"); and

               (iii) presented in this report our conclusions about the
                     effectiveness of the disclosure controls and procedures
                     based on our evaluation as of the Evaluation Date;

               5.   The registrant's other certifying officers and I have
                    disclosed, based on our most recent evaluation, to the
                    registrant's auditors and the audit committee of the
                    registrant's board of directors (or persons performing the equivalent functions):

                                       15

                a)    all significant deficiencies in the design or operation
                      of internal controls which could adversely affect the
                      registrant's ability to record, process, summarize, and
                      report financial data and have identified for the
                      registrant's auditors any material weaknesses in
                      internal controls; and

                b)    any fraud, whether or not material, that involves
                      management or other employees who have a significant
                      role in the registrant's internal controls; and

               6.   The registrant's other certifying officers and I have
                    indicated in this report whether or not there were
                    significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any
                    corrective actions with regard to significant deficiencies and material weaknesses.

               Date: November 19, 2003

                                  Francis Smith
                                  Principal Financial Officer

                                       16

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Value Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended September 30, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: November 19, 2003                         Ronald E. Robison
                                                Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Value Fund and will be retained by Morgan Stanley
Value Fund and furnished to the Securities and Exchange Commission or its staff upon request.

                                       17

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Value Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended September 30, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: November 19, 2003                         Francis Smith
                                                Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Value Fund and will be retained by Morgan Stanley
Value Fund and furnished to the Securities and Exchange Commission or its staff upon request.

                                       18